Income tax benefit (expense) (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Disclosure of tax benefit (expense)

(in thousands of USD)	2018	2017	2016
Current tax
Current period	(37)	(85)	60
Total current tax	(37)	(85)	60

Deferred tax
Recognition of unused tax losses/(use of tax losses)	(195)	1,473	220
Other	(6)	(30)	(106)
Total deferred tax	(201)	1,443	114

Total tax benefit/(expense)	(238)	1,358	174

Disclosure of reconciliation of effective tax

Reconciliation of effective tax	2018		2017		2016
Profit (loss) before tax		(109,832)		25		203,875

Tax at domestic rate	(29.58)%	32,488	(33.99)%	(8)	(33.99)%	(69,297)
Effects on tax of :
Tax exempt profit / loss		(50)		499		(8,090)
Tax adjustments for previous years		9		10		70
Loss for which no DTA (*) has been recognized		(1,037)		—		—
Use of previously unrecognized tax losses		—		7,146		1,118
Non-deductible expenses		(962)		(710)		(1,718)
Tonnage Tax regime		(33,602)		(13,918)		64,637
Effect of share of profit of equity-accounted investees		4,690		10,175		13,761
Effects of tax regimes in foreign jurisdictions		(1,774)		(1,836)		(307)
Total taxes	0.22%	(238)	5,430.01%	1,358	0.09%	174

In application of an IFRIC agenda decision on 'IAS 12 Income taxes', tonnage tax is not accounted for as income taxes in accordance with IAS 12 and is not presented as part of income tax expense in the consolidated statement of profit or loss but has been shown as an administrative expense under the heading General and administrative expenses. The amount paid for tonnage tax in the year ended December 31, 2018 was USD 4.4 million (see Note 5).
* Deferred Tax Asset